SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
SEGMENT INFORMATION
Summary of financial information by segment

	Total Assets
	As of	As of
	March 31, 2017	December 31, 2016
	(in thousands)
Water Solutions	$357,168	$324,171
Accommodations and Rentals	39,247	38,874
Wellsite Completion and Construction Services	31,598	29,994
Corporate	13,102	12,027
	$441,115	$405,066

	For the three months ended March 31, 2017
		Income (loss) before	Depreciation and	Capital
	Revenue	taxes	Amortization	Expenditures
	(in thousands)
Water Solutions	$78,765	$(7,672)	$17,548	$11,955
Accommodations and Rentals	9,543	(2,403)	2,672	713
Wellsite Completion and Construction Services	12,267	(248)	984	1,342
Elimination	(650)	—	—	—
Loss from operations		(10,323)
Corporate	—	(2,185)	446	—
Interest expense, net	—	(730)	—	—
Other income, net	—	1,064	—	—
	$99,925	$(12,174)	$21,650	$14,010

	For the three months ended March 31, 2016
		Income (loss) before	Depreciation and	Capital
	Revenue	taxes	Amortization	Expenditures
	(in thousands)
Water Solutions	$62,309	$(17,499)	$21,922	$20,787
Accommodations and Rentals	8,596	(1,695)	2,829	500
Wellsite Completion and Construction Services	8,081	(1,192)	1,391	81
Elimination	(147)	—	—	—
Loss from operations		(20,386)
Corporate	—	(1,165)	634	—
Interest expense, net	—	(3,367)	—	—
Other (expense), net	—	(566)	—	—
	$78,839	$(25,484)	$26,776	$21,368

	As of and for the year ended December 31, 2016
		Income (loss)	Depreciation and	Capital
	Revenue	before taxes	Amortization	Expenditures	Total Assets
	(in thousands)
Water Solutions	$241,766	$(282,019)	$81,051	$34,458	$331,111
Accommodations and Rentals	27,367	(10,930)	10,841	1,580	38,874
Wellsite Completion and Construction Services	34,094	(4,108)	5,215	288	29,994
Elimination	(828)	—	—	—	—
Loss from operations		(297,057)
Corporate	—	(1,916)	—	—	5,087
Interest expense, net	—	(16,128)	—	—	—
Other income, net	—	629	—	—	—
	$302,399	$(314,472)	$97,107	$36,326	$405,066

	As of and for the year ended December 31, 2015
		Income (loss)	Depreciation and	Capital
	Revenue	before taxes	Amortization	Expenditures	Total Assets
	(in thousands)
Water Solutions	$427,592	$(52,757)	$89,271	$34,724	$560,064
Accommodations and Rentals	53,677	(486)	11,475	10,555	52,890
Wellsite Completion and Construction Services	56,299	(3,003)	6,702	3,407	35,384
Elimination	(1,991)	—	—	—	—
Loss from operations		(56,246)
Corporate	—	(12,527)	264	—	1,910
Interest expense, net	—	(13,689)	—	—	—
Other income, net	—	893	—	—	—
	$535,577	$(81,569)	$107,712	$48,686	$650,248